SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Property Plant And Equipment [Line Items]
Useful life	3 years
Maximum
Property Plant And Equipment [Line Items]
Useful life	10 years
Manufacturing machinery and equipment | Minimum [Member]
Property Plant And Equipment [Line Items]
Useful life	5 years
Manufacturing machinery and equipment | Maximum
Property Plant And Equipment [Line Items]
Useful life	10 years
Furniture, fixtures, computer hardware/software | Minimum [Member]
Property Plant And Equipment [Line Items]
Useful life	3 years
Furniture, fixtures, computer hardware/software | Maximum
Property Plant And Equipment [Line Items]
Useful life	7 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Leasehold improvements	life of lease